Supplemental guarantor financial information (Narrative) (Details)	1 Months Ended
May 31, 2012 USD ($)
AerCap Aviation Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Face amount	$ 300,000,000.0
Stated interest rate	6.375%
AerCap Aviation Solutions B.V [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest	100.00%